RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2022
Related Party Transactions
RELATED PARTY TRANSACTIONS

10.	RELATED PARTY TRANSACTIONS

The following amounts due to related parties are included in trade payables and accrued liabilities (Note 8).

	September 30, 2022	December 31, 2021

Directors and Officers of the Company	32,860	26,759
NAN	-	199,145
	32,860	225,904

These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

(a)	Related-party transactions

During the nine months ended September 30, 2022, ThreeD Capital subscribed for 1,213,538 common shares of PNRC (representing 1,279,069 common shares of the Company following the RTO, on a post-Consolidation basis), representing an investment of US$2,427,076 (2021 - $374,123). As of September 30, 2022, ThreeD Capital beneficially owns or controls 8,662,347 common shares of the Company (2021 - 7,383,278 shares) on a post-Consolidation basis, representing approximately 7.5% (2021 - 9.14%) of the issued and outstanding common shares of the Company as at September 30, 2022.

Between March 2, 2022 and March 3, 2022, PNRC issued promissory notes to its officers and directors as well as its shareholders as below:

Directors and Officers of the Company	35,000
ThreeD Capital	762,180
NAN	1,270,000
2,067,180

Notes to the Unaudited Condensed Interim Consolidated Financial statements

For the Three and Nine Months Ended September 30, 2022

(Expressed in Canadian dollars)

On April 30, 2022, all amounts owing in respect of the above promissory notes were repaid in full by payment of cash in an amount of $2,018,568, including interest and fees, and by issuing 310,000 PNRC Shares (326,740 shares of the Company) on a post-RTO and post-consolidation basis).

(b)	Key management personnel is defined as members of the Board of Directors and senior officers.

Key management compensation was as follows:

	September 30, 2022	September 30, 2021
Management fees	1,701,211	436,626
Due diligence BCL	-	90,000
Corporate and administration expenses	40,884	96,555
	1,742,095	623,181